CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Sales	$ 1,778,908	$ 1,144,434	$ 1,615,222
Raw materials and energy consumption for production	(1,184,896)	(835,486)	(1,214,397)
Other operating income	110,085	33,627	54,213
Staff costs	(280,917)	(214,782)	(285,029)
Other operating expense	(296,809)	(132,059)	(225,705)
Depreciation and amortization charges, operating allowances and write-downs	(97,328)	(108,189)	(120,194)
Impairment (loss) gain	137	(73,344)	(175,899)
Net (loss) gain due to changes in the value of assets	758	158	(1,574)
(Loss) gain on disposal of non-current assets	1,386	1,292	(2,223)
Other (loss) gain	62	(1)
Operating (loss) profit	31,386	(184,350)	(355,586)
Finance income	253	177	1,380
Finance costs	(149,189)	(66,968)	(63,225)
Financial derivative gain		3,168	2,729
Exchange differences	(2,386)	25,553	2,884
(Loss) profit before tax	(119,936)	(222,420)	(411,818)
Income tax benefit (expense)	4,562	(21,939)	41,541
(Loss) for the year from continuing operations	(115,374)	(244,359)	(370,277)
(Loss) profit for the year from discontinued operations		(5,399)	84,637
Total (Loss) for the year	(115,374)	(249,758)	(285,640)	[1]
Attributable to the Parent	(110,624)	(246,339)	(280,601)
Attributable to non-controlling interests	(4,750)	(3,419)	(5,039)
Earnings per share
Attributable to the Parent	$ (110,624)	$ (246,339)	$ (280,601)
Weighted average basic shares outstanding	176,508,144	169,269,281	169,152,905
Weighted average dilutive shares outstanding	176,508,144	169,269,281	169,152,905
Basic (loss) earnings per ordinary share (US$)	$ (0.63)	$ (1.46)	$ (1.66)
Diluted (loss) earnings per ordinary share (US$)	$ (0.63)	$ (1.46)	$ (1.66)
(Loss) for the year from continuing operations attributable to parent	$ (110,624)	$ (240,940)	$ (365,238)
Basic (loss) earnings per ordinary share - continuing operations (US$)	$ (0.63)	$ (1.42)	$ (2.16)
Diluted (loss) earnings per ordinary share - continuing operations (US$)	$ (0.63)	$ (1.42)	$ (2.16)
(Loss) profit for the year from discontinued operations		$ (5,399)	$ 84,637
Basic (loss) earnings per ordinary share - discontinued operations (US$)		$ (0.03)	$ 0.50
Diluted (loss) earnings per ordinary share - discontinued operations (US$)		$ (0.03)	$ 0.50

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.